Other Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities [Abstract]
Miscellaneous creditors	$ 128,061,537	$ 118,403,107
Short term personnel benefits	61,020,467	54,447,943
Advance collections	49,301,721	61,133,593
Other collections and withholdings	41,984,520	54,506,264
Other taxes payable	34,105,197	22,043,383
Long term personnel benefits	3,194,628	2,853,328
Contract liabilities	1,703,110	1,400,224
Termination benefits payable	1,161,537	2,794,954
Social security payable	370,937	955,007
Dividends payable (see Note 41)	0	46,196,400
Others	2,114,519	1,767,238
TOTAL	$ 323,018,173	$ 366,501,441